VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	2015	2014
Cost	1,964,852	1,715,510
Accumulated depreciation	323,535	338,377
Vessels and equipment, net	1,641,317	1,377,133